Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables
Schedule of trade and other payables

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Trade payables	649,415	653,713
Payroll payable	68,969	93,065
Accrued expenses	264,905	236,594
Other taxes payable	52,078	49,072
Deposits	1,875,380	1,785,405
Payable relating to leasehold improvements	37,109	47,654
Amounts due to related parties (Note 32(c))	13,710	6,371
Others	111,425	147,428
	3,072,991	3,019,302